Earnings Per Share - Summary of Weighted Average Potential Common Shares Excluded from Diluted Loss Per Common Shares (Details) - shares	1 Months Ended	3 Months Ended
	Feb. 28, 2021	May 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	47,579,804	85,858,644
Restricted Sponsor Shares Related To Series B-1 Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	2,500,000	2,500,000
Series B-1
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	5,620,367	5,620,367
Series B-2
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	3,372,184	3,372,184
Series 1 RCUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	4,379,557	4,379,557
Series 2 RCUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	2,627,724	2,627,724
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation	29,079,972	29,079,972
Common Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation		35,636,680
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation		2,416,628
Restricted Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Units/Shares excluded from the dilution computation		225,532